Variable Interest Entities - Summary of Income Expenses and Net Income Loss of Variable Interest Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Income Expenses and Net Income Loss of Variable Interest Entities [line Items]
Revenue	$ 842,681	$ 821,682
Net income (loss) attributable to Cresco Labs Inc.	(212,047)	(319,597)
Net income (loss)	(215,843)	(296,834)
Cresco Labs Michigan, LLC
Summary of Income Expenses and Net Income Loss of Variable Interest Entities [line Items]
Revenue	12,659	4,031
Net income (loss) attributable to Cresco Labs Inc.	(8,617)	(9,120)
Net income (loss)	$ (8,617)	$ (9,120)